SHORT-TERM BANK LOANS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Short-term Debt [Line Items]
Short-term bank loans	$ 66	$ 0
Interest Expense	0	0	$ 37
Long-term Line of Credit	441,335	461,166
Line Of Credit Facility Amount Utilized	111,147	89,297
Line Of Credit Facility Amount Available For Use	330,188	371,868
Line Of Credit Facility Secured By Restricted Cash	36,102	22,937
Line Of Credit Facility Secured By Restricted Buildings	2,687	$ 2,888
Revolving Bank Loans [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 66
Line of Credit Facility, Interest Rate During Period	1.20%